CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014	Dec. 28, 2012	Dec. 30, 2011
Comprehensive income (loss):
Net income (loss) including noncontrolling interests	$ 329.3	$ 425.8	$ 85.6
Pension and post-retirement related adjustments, net of tax	(17.0)	(26.6)	(62.7)
Foreign currency translation adjustments, net of tax	(70.2)	24.8	(11.2)
Loss on derivative instruments, net of tax		(0.6)
Reclassification adjustment of prior derivative settlement, net of tax	0.1
Comprehensive income (loss)	242.2	423.4	11.7
Noncontrolling interests in comprehensive income of consolidated subsidiaries	(82.1)	(115.2)	(128.5)
Comprehensive income (loss) attributable to URS	$ 160.1	$ 308.2	$ (116.8)